LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2018
LOSS PER SHARE
Schedule of loss per share

	For the years ended December 31,
	2018	2017	2016
Weighted average number of Common Shares	14,160,115	815,239	674,653
Loss for the year	$(108,042,868)	$(22,908,721)	$(86,494,893)
Basic and diluted loss per share	$(7.63)	$(28.10)	$(128.21)